Subsequent Events (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2019 $ / shares	Oct. 03, 2019 USD ($) ft²	Jan. 31, 2019 shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Jan. 24, 2019 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Dividends payable, date				Jul. 17, 2019		May 28, 2019		Nov. 30, 2018
Dividends payable, date of record				Jul. 12, 2019	Apr. 02, 2018		Apr. 02, 2019	Dec. 12, 2018
Escrow Deposit				$ 966,798		$ 966,798		$ 719,588		$ 406,401
Subsequent event
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares	$ 0.175
Dividends payable, date	Dec. 04, 2019
Dividends payable, date of record	Nov. 13, 2019
Number of shares plans to be issued | shares			1,000,000
Escrow Deposit									$ 350,000
Subsequent event | Brookfield Flex Property
Subsequent Event [Line Items]
Area of property | ft²		64,884
Purchase price of property		$ 6,700,000